SCHEDULE OF REVENUES BY GEOGRAPHICAL AREAS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Total	$ 198,305,106	$ 180,774,803
Asia Pacific [Member]
Segment Reporting [Line Items]
Total	46,679,559	48,682,985
Europe [Member]
Segment Reporting [Line Items]
Total	123,659,565	109,989,204
North America [Member]
Segment Reporting [Line Items]
Total	27,965,982	22,102,614
Retail Sales [Member]
Segment Reporting [Line Items]
Total	5,313,821	3,382,273
Retail Sales [Member] | Asia Pacific [Member]
Segment Reporting [Line Items]
Total	5,313,821	3,382,273
Retail Sales [Member] | Europe [Member]
Segment Reporting [Line Items]
Total
Retail Sales [Member] | North America [Member]
Segment Reporting [Line Items]
Total
Export Sales [Member]
Segment Reporting [Line Items]
Total	186,293,352	168,009,212
Export Sales [Member] | Asia Pacific [Member]
Segment Reporting [Line Items]
Total	34,667,805	35,917,394
Export Sales [Member] | Europe [Member]
Segment Reporting [Line Items]
Total	123,659,565	109,989,204
Export Sales [Member] | North America [Member]
Segment Reporting [Line Items]
Total	27,965,982	22,102,614
Leather Trading [Member]
Segment Reporting [Line Items]
Total	6,697,933	9,383,318
Leather Trading [Member] | Asia Pacific [Member]
Segment Reporting [Line Items]
Total	6,697,933	9,383,318
Leather Trading [Member] | Europe [Member]
Segment Reporting [Line Items]
Total
Leather Trading [Member] | North America [Member]
Segment Reporting [Line Items]
Total